PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 1,075	$ 1,969
Accumulated depreciation	97	824
Property and equipment, net	978	1,145
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	194	138
Accumulated depreciation	88	37
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	62	62
Accumulated depreciation	7	3
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	813	1,769
Accumulated depreciation	0	784
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	6	0
Accumulated depreciation	$ 2	$ 0